LAND USE RIGHTS	12 Months Ended
Jun. 30, 2018
Land Use Rights [Abstract]
Land Use Rights Description [Text Block]
NOTE 10 - LAND USE RIGHTS

Land use rights as of June 30, 2018 are as following:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Land use rights	-	1,361,969	205,742
Less: accumulated amortization	-	(26,843)	(4,055)
Land use rights, net	¥-	¥1,335,126	$201,687

As of June 30, 2018, no land use rights are collateralized or pledged.

Amortization expenses were ¥Nil, ¥Nil and ¥26,843 ($4,055) for the years ended June 30, 2016, 2017 and 2018, respectively.

The estimated future amortization expenses are as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2019	¥27,239	$4,115
2020	27,239	4,115
2021	27,239	4,115
2022	27,239	4,115
2023	27,239	4,115
Thereafter	1,198,931	181,112
Total	¥1,335,126	$201,687